SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 13,854	$ 5,511	$ 5,966
Product [Member]
Total Revenues	10,681	4,175	4,916
Service And Warranty [Member]
Total Revenues	2,140	477	517
Rental [Member]
Total Revenues	$ 1,033	$ 859	$ 533